STOCK-BASED COMPENSATION (Details) - shares		6 Months Ended		18 Months Ended
	Sep. 26, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jan. 01, 2026
STOCK-BASED COMPENSATION
Percentage of shares issuable under plan to issued and outstanding ordinary shares	10.00%
Automatic increase in shares as percentage of total outstanding ordinary shares	3.00%
2024 Equity Incentive Plan | Restricted shares units
STOCK-BASED COMPENSATION
Number of shares granted (in shares)		1,250,000	363,745	5,813,745
Number of units vested (in shares)		1,250,000	363,745	5,813,745
Class A ordinary shares | 2024 Equity Incentive Plan
STOCK-BASED COMPENSATION
Number of additional securities registered on share-based payment arrangement					1,229,381